Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Schedule of revenue and results by reportable segment and country of domicile
€ millions	North America	Northern Eurpore	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2021
Revenue	1,634	1,064	1,249	548	-	4,495
Adjusted EBITDA	(11)	256	(107)	(262)	(207)	(331)
Share-based payments						(81)
Finance income						23
Finance expense						(75)
Share of results of associates and joint ventures						(62)
Other gains and losses						2
Depreciation, amortisation and impairment						(443)
Acquisition related costs						(1)
Integration related costs						(35)
Other items						(34)
Loss before income tax						(1,037)

€ millions	North America	Northern Europe	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2020
Revenue	404	723	611	303	-	2042
Adjusted EBITDA	42	216	160	(80)	(141)	198
Share-based payments						(23)
Finance income						3
Finance expense						(30)
Share of results of associates and joint ventures						(16)
Other gains and losses						2
Depreciation, amortisation and impairment						(174)
Acquisition related costs						(67)
Integration related costs						(35)
Other items						(23)
Loss before income tax						(165)

€ millions	North America	Northern Europe	UK & Ireland	Southern Europe & ANZ	Head office	Consolidated 2019
Revenue	-	392	-	24	-	416
Adjusted EBITDA	-	72	-	(13)	(47)	12
Share-based payments						(3)
Finance income						(0)
Finance expense						(16)
Share of result associates and joint ventures						-
Other gains and losses						6
Depreciation, amortisation and impairment						(35)
Acquisition related costs						(40)
Integration related costs						(10)
Other items						-
Loss before income tax						(86)

Schedule of non-current assets by the Company’s country of domicile
€ millions	2021	2020
United States	5,925	-
United Kingdom	4,372	4,170
Germany	1,231	1,260
Canada	1,129	1,069
Netherlands	17	18
Brazil (associate)	1,517	1,575
Rest of the World	1,698	1,432
Total non-current assets[1]	15,889	9,524